Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 279,059,037
Depreciation	56,427,377	$ 1,798,769	$ 45,472,102	$ 37,757,556
Ending balance	271,395,296	$ 8,651,428	279,059,037
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	277,344,422
Ending balance	269,692,409		277,344,422
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,714,615
Ending balance	1,702,887		1,714,615
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,247,992,796		1,152,668,676
Additions	46,160,529		76,547,787
Disposals	3,223,711		2,273,676
Disposal of a subsidiary			(159,686)
Transfers and reclassifications	6,532,045		3,394,106
Exchange effect	(11,332,497)		17,815,589
Ending balance	1,286,129,162		1,247,992,796	1,152,668,676
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,413,542		4,372,705
Disposals	(1,762)
Transfers and reclassifications	49,944		17,166
Exchange effect	(13,610)		23,671
Ending balance	4,448,114		4,413,542	4,372,705
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(970,648,374)		(915,292,122)
Depreciation	55,666,456		44,720,023
Disposals	(3,217,047)		(2,226,859)
Disposal of a subsidiary			(47,139)
Exchange effect	(6,661,030)		12,910,227
Ending balance	(1,016,436,753)		(970,648,374)	(915,292,122)
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,698,927)		(2,626,011)
Depreciation	55,212		53,428
Disposals	(988)
Exchange effect	(7,924)		19,488
Ending balance	(2,745,227)		(2,698,927)	(2,626,011)
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,410,796
Ending balance	1,385,971		1,410,796
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	536,721
Ending balance	532,934		536,721
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,410,796		1,430,338
Additions	0		0
Disposals	0		0
Disposal of a subsidiary			0
Transfers and reclassifications	0		0
Exchange effect	(24,825)		(19,542)
Ending balance	1,385,971		1,410,796	1,430,338
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	536,721		539,703
Disposals	0
Transfers and reclassifications	0		0
Exchange effect	(3,787)		(2,982)
Ending balance	532,934		536,721	539,703
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0		0
Disposals	0		0
Disposal of a subsidiary			0
Exchange effect	0		0
Ending balance	0		0	0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0		0
Disposals	0
Exchange effect	0		0
Ending balance	0		0	0
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,913,012
Ending balance	39,595,520		39,913,012
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,113,806
Ending balance	1,093,398		1,113,806
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,588,012		38,369,863
Additions	210,455		32,999
Disposals	27,441		1,019
Disposal of a subsidiary			(119,322)
Transfers and reclassifications	2,908,510		26,772,957
Exchange effect	(1,272,200)		532,534
Ending balance	67,407,336		65,588,012	38,369,863
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,461,012		2,440,917
Disposals	(1,250)
Transfers and reclassifications	22,190		2,000
Exchange effect	(8,906)		18,095
Ending balance	2,473,046		2,461,012	2,440,917
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,675,000)		(24,028,140)
Depreciation	2,281,586		1,474,732
Disposals	(27,441)		(109)
Disposal of a subsidiary			(27,083)
Exchange effect	(117,329)		199,320
Ending balance	(27,811,816)		(25,675,000)	(24,028,140)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,347,206)		(1,297,068)
Depreciation	39,458		39,193
Disposals	(476)
Exchange effect	(6,540)		10,945
Ending balance	(1,379,648)		(1,347,206)	(1,297,068)
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	189,236,936
Ending balance	198,939,453		189,236,936
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0		0
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,126,546,727		1,021,498,821
Additions	0		0
Disposals	3,189,633		2,198,549
Disposal of a subsidiary			0
Transfers and reclassifications	63,912,986		93,484,809
Exchange effect	(8,002,570)		13,761,646
Ending balance	1,179,267,510		1,126,546,727	1,021,498,821
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,345		6,345
Disposals	0
Transfers and reclassifications	0		0
Exchange effect	0		0
Ending balance	6,345		6,345	6,345
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(937,309,791)		(884,088,674)
Depreciation	52,737,289		42,716,755
Disposals	(3,182,973)		(2,153,787)
Disposal of a subsidiary			0
Exchange effect	(6,536,050)		12,658,149
Ending balance	(980,328,057)		(937,309,791)	(884,088,674)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,345)		(6,345)
Depreciation	0		0
Disposals	0
Exchange effect	0		0
Ending balance	(6,345)		(6,345)	(6,345)
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,287
Ending balance	16,261		16,287
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,020		71,712
Additions	0		0
Disposals	550		0
Disposal of a subsidiary			0
Transfers and reclassifications	4,388		5,087
Exchange effect	(702)		1,221
Ending balance	81,156		78,020	71,712
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(61,733)		(56,257)
Depreciation	4,096		4,663
Disposals	(550)		0
Disposal of a subsidiary			0
Exchange effect	(384)		813
Ending balance	(64,895)		(61,733)	(56,257)
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,998,846
Ending balance	2,787,686		1,998,846
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,088
Ending balance	76,555		64,088
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,533,232		8,873,468
Additions	0		0
Disposals	6,087		73,357
Disposal of a subsidiary			(40,364)
Transfers and reclassifications	1,417,913		717,154
Exchange effect	7,477		56,331
Ending balance	10,952,535		9,533,232	8,873,468
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,409,464		1,385,740
Disposals	(512)
Transfers and reclassifications	27,754		15,166
Exchange effect	(917)		8,558
Ending balance	1,435,789		1,409,464	1,385,740
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,534,386)		(7,056,013)
Depreciation	641,419		521,994
Disposals	(6,083)		(72,920)
Disposal of a subsidiary			(20,056)
Exchange effect	(4,873)		49,355
Ending balance	(8,164,849)		(7,534,386)	(7,056,013)
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,345,376)		(1,322,598)
Depreciation	15,754		14,235
Disposals	(512)
Exchange effect	(1,384)		8,543
Ending balance	(1,359,234)		(1,345,376)	(1,322,598)
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	943
Ending balance	954		943
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,407		65,823
Additions	0		0
Disposals	0		43
Disposal of a subsidiary			0
Transfers and reclassifications	2,141		0
Exchange effect	(2,458)		2,627
Ending balance	68,090		68,407	65,823
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(67,464)		(63,038)
Depreciation	2,066		1,879
Disposals	0		(43)
Disposal of a subsidiary			0
Exchange effect	(2,394)		2,590
Ending balance	(67,136)		(67,464)	(63,038)
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,767,602
Ending balance	26,966,564		44,767,602
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,767,602		82,358,651
Additions	45,950,074		76,514,788
Disposals	0		708
Disposal of a subsidiary			0
Transfers and reclassifications	(61,713,893)		(117,585,901)
Exchange effect	(2,037,219)		3,480,772
Ending balance	26,966,564		44,767,602	82,358,651
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation	0		0
Disposals	0		0
Disposal of a subsidiary			0
Exchange effect	0		0
Ending balance	$ 0		$ 0	$ 0